Investment in Securities	6 Months Ended
Sep. 30, 2018
Investments Schedule [Abstract]
Investment in Securities
7.	Investment in Securities

Investment in securities as of March 31, 2018 consists of the following:

Millions of yen
March 31, 2018
Trading securities *	¥422,053
Available-for-sale securities	1,015,477
Held-to-maturity securities	113,891
Other securities	178,034

Total	¥1,729,455

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.

Other securities consist mainly of non-marketable equity securities and preferred equity securities carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥27,334 million as of March 31, 2018. Investments with an aggregate cost of ¥27,260 million were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to manage the risk of changes in fair value of these foreign government bond securities. As of March 31, 2018, these investments were fair valued at ¥719 million.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to manage the risk of changes in fair value of these foreign corporate debt securities. As of March 31, 2018, these investments were fair valued at ¥8,882 million.

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the equity securities and the derivatives used to manage the risk of changes in fair value of these equity securities. As of March 31, 2018, these equity securities were fair valued at ¥22,365 million.

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2018, these investments were fair valued at ¥5,665 million.

Investment in securities as of September 30, 2018 consists of the following:

Millions of yen
September 30, 2018
Equity securities *	¥593,925
Trading debt securities	24,560
Available-for-sale debt securities	1,137,081
Held-to-maturity debt securities	114,288

Total	¥1,869,854

*

The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥375,480 million as of September 30, 2018. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥85,824 million as of September 30, 2018. The amount of investment funds elected for the fair value option included in equity securities was ¥5,751 million as of September 30, 2018.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 16 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of September 30, 2018 were gains of ¥2,698 million and ¥2,553 million for the six and three months ended September 30, 2018, respectively, which did not include net unrealized holding gains (losses) on the both investment funds above mentioned.

Equity securities include non-marketable equity securities and preferred equity securities, etc. elected for the measurement alternative.

The following table provides information about impairment and plus or minus changes resulting from observable price changes as of September 30, 2018 and for the six and three months ended September 30, 2018.

	Millions of yen
	September 30, 2018			Six months ended September 30, 2018		Three months ended September 30, 2018
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥30,807	¥(1,828)	¥0	¥(151)	¥0	¥(151)	¥0

Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of September 30, 2018 were losses of ¥29 million and ¥59 million for the six and three months ended September 30, 2018, respectively.

Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of September 30, 2018, these investments were fair valued at ¥5,751 million.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to manage the risk of changes in fair value of these foreign government bond securities. As of September 30, 2018, these investments were fair valued at ¥614 million.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to manage the risk of changes in fair value of these foreign corporate debt securities. As of September 30, 2018, these investments were fair valued at ¥17,595 million.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2018 are as follows:

March 31, 2018

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale securities:
Japanese and foreign government bond securities	¥271,866	¥11,383	¥(7,439)	¥275,810
Japanese prefectural and foreign municipal bond securities	160,549	3,247	(560)	163,236
Corporate debt securities	368,106	2,974	(4,605)	366,475
Specified bonds issued by SPEs in Japan	854	7	0	861
CMBS and RMBS in the Americas	72,793	2,543	(1,160)	74,176
Other asset-backed securities and debt securities	77,974	3,413	(66)	81,321
Equity securities	49,971	5,653	(2,026)	53,598

	1,002,113	29,220	(15,856)	1,015,477

Held-to-maturity securities:
Japanese government bond securities and other	113,891	26,933	0	140,824

	¥1,116,004	¥56,153	¥(15,856)	¥1,156,301

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale debt securities and held-to-maturity debt securities in each major security type as of September 30, 2018 are as follows:

September 30, 2018

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥342,002	¥8,969	¥(2,487)	¥348,484
Japanese prefectural and foreign municipal bond securities	163,595	2,287	(1,029)	164,853
Corporate debt securities	470,027	2,368	(6,075)	466,320
Specified bonds issued by SPEs in Japan	757	5	0	762
CMBS and RMBS in the Americas	59,594	2,532	(1,034)	61,092
Other asset-backed securities and debt securities	93,175	2,679	(284)	95,570

	1,129,150	18,840	(10,909)	1,137,081

Held-to-maturity debt securities:
Japanese government bond securities and other	114,288	23,580	0	137,868

	¥1,243,438	¥42,420	¥(10,909)	¥1,274,949

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2018:

March 31, 2018

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale securities:
Japanese and foreign government bond securities	¥72,523	¥(5,599)	¥27,458	¥(1,840)	¥99,981	¥(7,439)
Japanese prefectural and foreign municipal bond securities	17,208	(125)	19,479	(435)	36,687	(560)
Corporate debt securities	90,216	(2,011)	89,573	(2,594)	179,789	(4,605)
CMBS and RMBS in the Americas	12,798	(359)	7,065	(801)	19,863	(1,160)
Other asset-backed securities and debt securities	4,623	(56)	774	(10)	5,397	(66)
Equity securities	6,505	(247)	6,914	(1,779)	13,419	(2,026)

	¥203,873	¥(8,397)	¥151,263	¥(7,459)	¥355,136	¥(15,856)

The following table provides information about available-for-sale debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of September 30, 2018:

September 30, 2018

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥95,124	¥(1,259)	¥69,241	¥(1,228)	¥164,365	¥(2,487)
Japanese prefectural and foreign municipal bond securities	54,085	(445)	19,373	(584)	73,458	(1,029)
Corporate debt securities	198,506	(2,572)	112,777	(3,503)	311,283	(6,075)
CMBS and RMBS in the Americas	648	(47)	6,169	(987)	6,817	(1,034)
Other asset-backed securities and debt securities	21,803	(248)	1,031	(36)	22,834	(284)

	¥370,166	¥(4,571)	¥208,591	¥(6,338)	¥578,757	¥(10,909)

The number of investment securities that were in an unrealized loss position as of March 31, 2018 and September 30, 2018 were 320 and 490, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include foreign government bond securities and corporate debt securities in Japan and overseas.

The unrealized loss associated with government bond securities and corporate debt securities are primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at September 30, 2018.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the six months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Total other-than-temporary impairment losses	¥423	¥693
Portion of loss recognized in other comprehensive income (before taxes)	0	(136)

Net impairment losses recognized in earnings	¥423	¥557

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Total other-than-temporary impairment losses	¥243	¥693
Portion of loss recognized in other comprehensive income (before taxes)	0	(136)

Net impairment losses recognized in earnings	¥243	¥557

Total other-than-temporary impairment losses for the six and three months ended September 30, 2017 were related to equity securities and other securities. Total other-than-temporary impairment losses for the six and three months ended September 30, 2018 were related to debt securities.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the six months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Beginning	¥1,220	¥1,021
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	551
Reduction during the period:
For securities sold or redeemed	0	(22)

Ending	¥1,220	¥1,550

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Beginning	¥1,220	¥999
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	551

Ending	¥1,220	¥1,550

Certain subsidiaries recorded other-than-temporary impairments related to the non-credit losses arising from foregoing debt securities for CMBS and RMBS in the Americas and foreign municipal bond securities. These impairments included the amount of unrealized gains or losses for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. As of March 31, 2018, an unrealized gain of ¥42 million, before taxes, was included and an unrealized gain of ¥33 million, net of taxes, was included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2018, no unrealized loss was included in unrealized gains or losses of accumulated other comprehensive income. As of September 30, 2018, an unrealized gain of ¥9 million and an unrealized loss of ¥136 million, before taxes, were included and an unrealized gain of ¥7 million and an unrealized loss of ¥107 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income.